Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Income before income tax expenses	$ (5,446,649)	$ 1,621,327	$ 1,363,859
Income tax computed at statutory EIT rate (25%)	(1,361,662)	405,332	342,047
Tax effect of preferential tax treatments	1,367,072	(162,830)	(136,819)
Effect of research and development credits	(516,834)	(227,664)	(204,309)
Effect of other non-deductible expenses	25,799	4,798	10,324
Effect of change in valuation allowance	485,626
Current income tax provision		19,636	11,243
Tax effect of deferred tax recognized	(397)	(4,798)	105
Total income tax (benefits) expenses	$ (397)	$ 14,838	$ 11,348